OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	1,800,000	3,478,498
Exercisable Immediately [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	737,500	1,491,983
Per Quarter, Over One Year [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	155,000	125,000
Per Quarter, Over Two Years [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	250,000	1,126,552
Performance Contingent [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	32,500	734,963
One Year Anniversary [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	225,000
Share-based Compensation Award, Tranche Four [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	300,000
50% One Year Anniversary, 50% Two Year Anniversary [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	100,000